Revenue - Schedule of Accounts Receivable, Provision for Doubtful Accounts (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Beginning Balance	$ 6.4
Accounts Receivable, Allowance for Credit Loss, Recovery	(2.1)
Other	2.5 [1]
Uncollectible accounts written-off	(1.2)
Ending Balance	5.6
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Beginning Balance	7.2
Accounts Receivable, Allowance for Credit Loss, Recovery	(1.9)
Other	2.5
Uncollectible accounts written-off	(1.7)
Ending Balance	$ 6.1

[1]	Represents a measurement period adjustment to the fair value of accounts receivable acquired in the acquisition of eOne (see Note 3).